Label	Element	Value
LoCorr Macro Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Macro Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is capital appreciation in rising and falling equity markets
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with managing volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional, in How to Purchase Shares on page 68 of this Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The fees in the table above have been restated to reflect a Management Fee of 1.65% of the average daily net assets of the Fund, effective as of October 18, 2018. Prior to October 18, 2018, the Management Fee was 1.75% of the average daily net assets of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and reflects the expense limitation  or recoupment in the first year only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•	“Managed Futures” Strategy

•	“Fixed Income” Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing long or short in: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products.  These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging.  To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives. The Fund does not invest more than 25% of its assets in contracts with any one counterparty.  Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Managed Futures strategy investments will be made without restriction as to country.

The Fund will execute its Managed Futures strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest primarily in futures, forwards, options, spot contracts, swaps, and other assets intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund’s Adviser may delegate management of the Fund’s Managed Futures Strategy to one or more sub-advisers.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the "SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its managed futures expertise, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns.  The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

SUB-ADVISER’S INVESTMENT PROCESS

Graham Capital Management, L.P.

Graham Capital Management, L.P. (“GCM”) serves as a sub-adviser to the Fund. GCM executes the strategy within the Macro Strategies Fund by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets. These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes. The strategy within the Macro Strategies Fund is a quantitative trading system driven by trend-following models. This program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio. The strategy employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the strategy within the Macro Strategies Fund will be approximately six to eight weeks; however, that average may differ depending on various factors and the system will make daily adjustments to positions based on both price activity and market volatility. The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities.

Millburn Ridgefield Corporation

Millburn Ridgefield Corporation (“Millburn”) serves as a sub-adviser to the Fund. Millburn’s Diversified Program invests in a diversified portfolio of futures, forward and spot contracts (and may also invest in option and swap contracts) on currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities.  Millburn invests globally pursuant to its proprietary quantitative and systematic trading methodology, based upon signals generated from an analysis of price, price-derivatives, fundamental and other quantitative data.  Millburn’s Diversified Program generally seeks maximum diversification subject to liquidity and sector concentration constraints.  Each market is traded using a diversified set of trading systems, which may be optimized for groups of markets, sectors or specific markets.  The following factors, among others, are considered in constructing a universe of markets to trade:  profitability, liquidity of markets, professional judgment, desired diversification, transaction costs, exchange regulations and depth of market.

Revolution Capital Management, LLC

Revolution Capital Management, LLC (“Revolution”) serves as a sub-adviser to the Fund.  Revolution focuses on short-term, systematic and quantitative trading, applying statistical analysis to all aspects of research, development, and operations.  The strategy seeks to provide superior risk-adjusted returns while maintaining low correlations both to traditional equity and bond investments as well as the trend-following strategies often employed by commodity trading advisors.

Nuveen Asset Management, LLC

Nuveen Asset Management, LLC (“Nuveen”), serves as a sub-adviser to the Fund, selects securities using a “top-down” approach that begins with the formulation of Nuveen’s general economic outlook.  Following this, various sectors and industries are analyzed and selected for investment.  Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation.  Nuveen selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•
Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

•
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Leverage Risk:  Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The Adviser’s and sub-advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•
Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Funds may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

•
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. The Fund is required to make a margin deposit in connection with such short sales; The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

•
Underlying Funds Risk:  Underlying Funds are subject to management fees and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•
Wholly-Owned Subsidiary Risk: The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of managed futures investing, relative to traditional stock portfolios.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Net asset value (“NAV”) per share information and updated performance information is available on the Fund’s website at www.LoCorrFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return LoCorr Macro Strategies Fund – Class I
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q2 2014	8.13%

Lowest Quarterly Return:	Q2 2013	-9.97%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.97%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2018
LoCorr Macro Strategies Fund | Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.43%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
LoCorr Macro Strategies Fund | Barclay CTA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclay CTA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.69%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.52%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
LoCorr Macro Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.65%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Recoupment of Fees Waived and/or Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed	rr_NetExpensesOverAssets	2.25%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	790
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,683
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,949
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2011
LoCorr Macro Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.65%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
Recoupment of Fees Waived and/or Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed	rr_NetExpensesOverAssets	3.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applied to shares redeemed within 12 months of their purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,549
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,257
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.45%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
LoCorr Macro Strategies Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.65%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Recoupment of Fees Waived and/or Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,048
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,259
Annual Return 2012	rr_AnnualReturn2012	(5.75%)
Annual Return 2013	rr_AnnualReturn2013	(5.28%)
Annual Return 2014	rr_AnnualReturn2014	15.56%
Annual Return 2015	rr_AnnualReturn2015	3.72%
Annual Return 2016	rr_AnnualReturn2016	6.68%
Annual Return 2017	rr_AnnualReturn2017	2.96%
Annual Return 2018	rr_AnnualReturn2018	(5.08%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.54%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
LoCorr Macro Strategies Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)	[1]
LoCorr Macro Strategies Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[1]

[1]	The Fund offers three classes of shares. The Class I shares and Class C shares commenced operations on March 24, 2011 and Class A shares commenced operations on March 22, 2011. "Since Inception" performance for Class A shares is shown as of March 22, 2011.
[2]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[3]	The fees in the table above have been restated to reflect a Management Fee of 1.65% of the average daily net assets of the Fund, effective as of October 18, 2018. Prior to October 18, 2018, the Management Fee was 1.75% of the average daily net assets of the Fund.
[4]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	LoCorr Fund Management, LLC, the Fund's adviser (the "Adviser"), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.99% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser.
[6]	Applied to shares redeemed within 12 months of their purchase.